Staff Costs - Summary of Staff Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Wages and salaries	$ 11,110	$ 10,262	$ 10,403
Social charges	1,690	1,699	2,124
Post-employment benefits expense	145	1,176	145
Share-based payments	5,843	6,506	11,884
Total staff costs	$ 18,788	$ 19,643	$ 24,556